Summary of Available for Sale Securities, By Asset Class, in Unrealized Loss Position (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Fair value
Less than or equal to one year, Fair value	[1]	$ 4,436	$ 10,108
More than one year, Fair value	[1]	4,841	2,354
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	[1]	46	348
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	[1]	234	255
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[1],[2]	280	603
Fixed maturity securities [Member]
Fair value
Less than or equal to one year, Fair value		4,424	10,108
More than one year, Fair value		4,811	2,354
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		44	348
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		232	255
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	276	603
Fixed maturity securities [Member] | Corporate Securities [Member]
Fair value
Less than or equal to one year, Fair value		3,363	8,762
More than one year, Fair value		4,058	1,498
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		37	320
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		183	177
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	220	497
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Fair value
Less than or equal to one year, Fair value		370	303
More than one year, Fair value		433	397
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		3	6
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		20	33
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	23	39
Fixed maturity securities [Member] | Other asset-backed securities [Member]
Fair value
Less than or equal to one year, Fair value		254	327
More than one year, Fair value		82	365
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		1	1
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		23	39
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	24	40
Fixed maturity securities [Member] | Other [Member]
Fair value
Less than or equal to one year, Fair value		437	716
More than one year, Fair value		238	94
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		3	21
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		6	6
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	9	$ 27
Equity securities [Member]
Fair value
Less than or equal to one year, Fair value		12
More than one year, Fair value		30
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		2
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		2
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	$ 4

[1]	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.
[2]	As of December 31, 2017 and 2016, there were $67 million and $118 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.